Insurance coverage (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2017		Dec. 31, 2016	Dec. 31, 2015
Insurance coverage, Description [Abstract]
Total	R$ 535,860		R$ 493,452	R$ 510,590
Civil Liability-Environment [Member]
Insurance coverage, Description [Abstract]
Total	20,200		20,000	20,000
Civil Liability-Pain and Suffering and Contingent Risks, Fire, Lightning, Explosion [Member]
Insurance coverage, Description [Abstract]
Total	466,536		343,652	356,122
Sundry Risks [Member]
Insurance coverage, Description [Abstract]
Total	R$ 49,124	[1]	R$ 129,800	R$ 134,468

[1]	On March 23, 2017, the Company acquire executive officers and management liability insurance with TOKIO MARINE SEGURADORA S.A., valid from March 23, 2017 to March 23, 2018, in order to ensure against any event that produces damages covered by the insurance and attributed by alleged aggrieved third parties to the insured parties.